Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net income	$ 1,854	$ 9,620	$ 7,494
Other comprehensive income (loss)
Unrealized holding gains (losses) during the period	7,340	(96,677)	(22,608)
Income tax effect	(1,831)	24,121	5,641
Net unrealized gains (losses)	5,509	(72,556)	(16,967)
Amortization of net unrealized losses on securities transferred from AFS to HTM	4,546	1,707	0
Income tax effect	(1,134)	(426)	0
Net unrealized losses amortized on securities transferred from AFS to HTM	3,412	1,281	0
Unrealized holding losses during the period	(866)	0	0
Income tax effect	215	0	0
Net unrealized losses	(651)	0	0
Reclassification adjustment for (losses) gains included in net income	(1,984)	0	1,378
Income tax effect	495	0	(344)
Net (losses) gains included in net income	(1,489)	0	1,034
Total other comprehensive income (loss)	(6,781)	71,275	15,933
Comprehensive income (loss)	$ 8,635	$ (61,655)	$ (8,439)